Inventories (Tables)	12 Months Ended
Dec. 31, 2016
Inventory Disclosure [Abstract]
Schedule of Inventories

Inventories at December 31 consisted of the following (in thousands):

	2016	2015
Raw materials	$29,278	$29,022
Work in process	21,169	16,630
Finished goods	2,648	5,189
Total inventories	$53,095	$50,841